Cash flows from operating activities	12 Months Ended
Dec. 31, 2018
Cash Flow Statement [Abstract]
Cash flows from operating activities
Cash flows from operating activities

		Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
	Note	€m	€m	€m
Cash flows from operating activities
Profit for the period		170.5	136.5	36.4
Adjustments for:
Exceptional items	7	17.7	37.2	134.5
Non-cash fair value purchase price adjustment of inventory	5	5.7	—	—
Share based payments expense		13.0	2.6	1.2
Depreciation charge	12	39.3	35.9	43.3
Amortization	13	7.0	6.5	7.8
Loss on disposal of property, plant and equipment		0.3	0.5	0.7
Finance costs	10	57.6	81.6	86.3
Finance income	10	(1.6)	(7.2)	(24.2)
Taxation	11	56.6	32.0	39.6
Operating cash flow before changes in working capital, provisions and exceptional items		366.1	325.6	325.6
(Decrease)/increase in inventories		(20.2)	16.7	(18.1)
Increase in trade and other receivables		(10.8)	(1.6)	(8.8)
Increase in trade and other payables		64.5	18.1	60.8
Decrease in employee benefit and other provisions		(2.0)	(0.3)	(3.3)
Cash generated from operations before tax and exceptional items		397.6	358.5	356.2